Note 12 - (Loss) Earnings Per Share (Details Textual) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0